Warrant liability (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Warrant Liability

	June 30, 2023 £’000	June 30, 2022 £’000
At January 1	531	8,336
Fair Value changes during the period	(365)	(1,210)

At June 30	166	7,126

	June 30, 2023 £’000	December 31, 2022 £’000
Current	—	402
Non-current	166	129

Total	166	531

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	June 30, 2023 £’000	December 31, 2022 £’000
Expected volatility (%)	100	95
Risk-free interest rate (%)	3.45	3.99
Expected life of warrants (years)	4.70	0.5
Market price of ADS($)	1.32	0.75
Model used	Black-Scholes	Black-Scholes